UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:     811-05631
                                                        ---------

                           First Pacific Mutual Fund, Inc.
                           --------------------------------
                 (Exact name of registrant as specified in charter)

                         2756 Woodlawn Drive, Suite #6-201
                             Honolulu, HI  96822-1856
                             ------------------------
                 (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                            Drinker Biddle & Reath LLP
                                One Logan Square
                                   Suite #2000
                           Philadelphia, PA  19103-6996
                           ----------------------------
                     (Name and address of agent for service)

          Registrant's telephone number, including area code:  808-988-8088

                         Date of fiscal year end:  September 30

                        Date of reporting period:  March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Reports to Stockholders.

May 5, 2011




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $42 of every $100 of our taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 6th to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund can help reduce our tax burden. As shareholders of the Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2010 through March 31, 2011, the Federal Reserve left the Fed Funds rate unchanged in the range of 0 - .25%. During this period the yield curve steepened with the 10 year treasury bond yield rising from 2.54% to 3.47%. At the same time continuing state budget difficulties kept municipal bond yields high relative to treasury bonds.
This accounts for the Hawaii Municipal Fund's six month price decrease of $0.48 per share. The investment strategy of the Hawaii Municipal Fund is to purchase primarily investment grade long-term Hawaii municipal bonds. The past six months performance for the Fund, which is presented in this Semi-Annual Report, was primarily a result of the implementation of this strategy.

       We believe that the economy is slowly recovering from a number of crises - housing, credit and financial. However, spending by people and businesses remain weak and the economy continues to be plagued with high unemployment. This would normally be a positive for the bond market, but because of massive federal stimulus injections, we believe that there continues to be a higher than normal inflationary risk which may impact the municipal bond market.

       On the following pages you will find our March 31, 2011 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

                               STANDARD & POOR'S
                             MUNICIPAL BOND RATINGS
                             Hawaii Municipal Fund
                                 March 31, 2011

[The following table was depicted as a pie chart in the printed material.]

Hawaii Municipal Fund
AAA         4.48%
AA+         8.64%
AA          8.46%
AA-         7.49%
A+          5.70%
A-         17.45%
BBB+        6.79%
BBB         6.54%
BBB-       12.15%
NR^        22.30%

	^ Primarily all of the investments in the Hawaii Municipal Fund portfolio are investment grade securities. Only 1.31% of the municipal bonds purchased for the portfolio are deemed to be below investment grade by the Investment Manager.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.


Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. *Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.

YOUR FUND'S EXPENSES (Unaudited)

As a Fund shareholder, you can incur the following costs:

 	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2.  Multiply the result by the number under the heading "Expenses Paid
     During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.
     In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                Beginning                          Expenses Paid During
                 Account          Ending Account          Period*
              Value 10/01/10      Value 03/31/11    10/01/10-03/31/11

Hawaii Municipal Fund Investor Class
Actual          $1,000.00           $  974.20              $4.86
Hypothetical    $1,000.00           $1,020.01              $4.98

*Expenses are equal to the annualized expense ratio (.99%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

                         HAWAII MUNICIPAL BONDS - 97.59%
                         ----------------------
		Hawaii County
			General Obligation Bonds - 3.58%
$     1,755,000               5.000%,     07/15/21    $     1,914,512
      1,000,000               5.000%,     07/15/22          1,060,010
        370,000               5.000%,     07/15/24            392,208
      1,210,000               5.000%,     03/01/25          1,297,991
      1,265,000               5.000%,     03/01/26          1,344,328
                                                            ---------
                                                            6,009,049
                                                            ---------
		Hawaii State
			General Obligation Bonds - 2.81%
        530,000               5.000%,     08/01/20            535,459
      4,000,000               5.000%,     05/01/27          4,186,440
                                                            ---------
                                                            4,721,899
                                                            ---------

			Airport Systems Revenue Bonds - 17.39%
        170,000               6.900%,     07/01/12            176,945
        345,000               6.900%,     07/01/12            359,093
      3,000,000               5.750%,     07/01/15          3,031,290
      2,500,000               5.750%,     07/01/16          2,523,950
      3,235,000               5.750%,     07/01/17          3,262,045
      6,000,000               5.625%,     07/01/18          6,043,440
        855,000               5.250%,     07/01/21            856,616
     12,780,000               5.250%,     07/01/27         12,928,120
                                                           ----------
                                                           29,181,499
                                                           ----------

			Certificates of Participation - State Office Buildings - 4.37%
      1,500,000               5.000%,     05/01/15          1,659,630
      4,200,000               5.000%,     05/01/17          4,660,572
        500,000               4.000%,     05/01/19            513,185
        500,000               4.000%,     05/01/20            504,160
                                                            ---------
                                                            7,337,547
                                                            ---------

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.64%
$       400,000               4.950%,     04/01/12    $       409,908
      5,430,000               5.750%,     12/01/18          5,429,674
        125,000               6.150%,     01/01/20            125,077
      1,125,000               5.700%,     07/01/20          1,125,990
        115,000               5.450%,     11/01/23            112,944
     10,225,000               5.650%,     10/01/27          9,957,719
      8,085,000               6.200%,     11/01/29          8,084,919
      2,400,000               5.100%,     09/01/32          2,063,880
      3,000,000               4.650%,     03/01/37          2,293,470
                                                           ----------
                                                           29,603,581
                                                           ----------

			    	Chaminade University - 2.62%
      2,600,000               5.000%,     01/01/26          2,444,624
      1,270,000               4.700%,     01/01/31          1,094,892
      1,000,000               4.750%,     01/01/36            850,100
                                                            ---------
                                                            4,389,616
                                                            ---------

				Hawaii Pacific Health - 4.37%
      1,140,000               5.600%,     07/01/33          1,050,202
      7,000,000               5.500%,     07/01/40          6,104,630
        200,000               5.750%,     07/01/40            180,938
                                                            ---------
                                                            7,335,770
                                                            ---------

				Hawaii Mid-Pacific Institute - 1.80%
      2,085,000               5.000%,     01/01/26          2,002,851
      1,230,000               4.625%,     01/01/36          1,025,771
                                                            ---------
                                                            3,028,622
                                                            ---------

				Kapiolani Health Care System - 1.02%
      1,610,000               6.400%,     07/01/13          1,711,382
                                                            ---------

				Kuakini Hawaii Health System - 0.34%
        570,000               6.300%,     07/01/22            567,213
                                                            ---------

				Kahala Nui - 5.14%
      8,200,000               8.000%,     11/15/33          8,626,318
                                                            ---------

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

				Wilcox Hospital - 1.25%
$       695,000               5.250%,     07/01/13    $       695,862
      1,250,000               5.350%,     07/01/18          1,250,437
        160,000               5.500%,     07/01/28            151,957
                                                            ---------
                                                            2,098,256
                                                            ---------

			Harbor Capital Improvements Revenue Bonds - 4.65%
        150,000               5.000%,     07/01/12            155,645
      1,580,000               5.250%,     01/01/16          1,678,829
      1,665,000               5.375%,     01/01/17          1,751,896
        500,000               5.500%,     07/01/19            507,550
      2,005,000               5.250%,     01/01/21          2,035,817
      1,200,000               5.250%,     01/01/27          1,156,332
        520,000               5.750%,     07/01/29            522,179
                                                            ---------
                                                            7,808,248
                                                            ---------

			Hawaii Health Systems - 1.05%
        377,000               3.800%,     02/15/13            380,170
      1,370,000               4.700%,     02/15/19          1,373,384
                                                            ---------
                                                            1,753,554
                                                            ---------
			Housing Authority
				Single Family
				Mortgage Special Purpose Revenue Bonds - 4.32%
        215,000               4.650%,     07/01/12            219,696
        370,000               4.800%,     07/01/13            377,707
        105,000               5.250%,     07/01/13            105,094
      3,435,000               5.400%,     07/01/29          3,434,897
        210,000               5.750%,     07/01/30            210,002
      2,165,000               5.375%,     07/01/33          2,160,627
        740,000               5.000%,     07/01/36            743,567
                                                            ---------
                                                            7,251,590
                                                            ---------

				HCDC Rental Housing System Revenue Bonds - 3.70%
        100,000               3.700%,     01/01/13            102,027
        810,000               4.750%,     07/01/22            803,682
        600,000               4.750%,     07/01/23            593,376
        895,000               5.000%,     07/01/24            896,727
        100,000               5.000%,     07/01/25            100,059
        990,000               6.000%,     07/01/26          1,037,025
      1,055,000               6.000%,     07/01/27          1,095,839
        785,000               6.000%,     07/01/28            809,076
        750,000               6.000%,     07/01/29            768,510
                                                            ---------
                                                            6,206,321
                                                            ---------

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

			Department of Hawaiian Homelands - 2.36%
$     1,000,000               5.875%,     04/01/34    $       995,620
      3,000,000               6.000%,     04/01/39          2,967,870
                                                            ---------
                                                            3,963,490
                                                            ---------

				Hawaiian Homelands - COP Kapolei - 2.67%
        210,000               3.750%,     11/01/16            220,889
        950,000               4.125%,     11/01/23            942,153
      3,295,000               5.000%,     11/01/31          3,325,149
                                                            ---------
                                                            4,488,191
                                                            ---------

			University of Hawaii - Revenue Bonds - 6.53%
        100,000               4.000%,     07/15/16            108,039
      1,000,000               4.000%,     10/01/17          1,070,750
      1,000,000               5.000%,     10/01/18          1,131,030
      1,000,000               5.000%,     10/01/19          1,121,900
      1,500,000               5.000%,     10/01/23          1,599,900
      3,355,000               4.500%,     07/15/26          3,370,433
      2,500,000               5.000%,     07/15/29          2,561,525
                                                           ----------
                                                           10,963,577
                                                           ----------
		Honolulu City & County
			General Obligation Bonds - 1.71%
      2,000,000               5.000%,     07/01/23          2,083,480
        500,000               5.000%,     07/01/26            512,230
        275,000               5.000%,     07/01/31            279,694
                                                            ---------
                                                            2,875,404
                                                            ---------

				Waipahu - 1.18%
      1,975,000               6.900%,     06/20/35          1,977,153
                                                            ---------

			Water System Revenue Bonds
				Board of Water Supply - 3.11%
      3,550,000               4.500%,     07/01/23          3,690,828
      1,470,000               5.000%,     07/01/26          1,524,699
                                                            ---------
                                                            5,215,527
                                                            ---------

			Waste System Revenue - 0.12%
        200,000               5.500%,     07/01/11            202,456
                                                            ---------

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------
		Kauai County
			General Obligation Bonds - 2.35%
$     1,065,000               5.000%,     08/01/25    $     1,070,399
      2,780,000               5.000%,     08/01/27          2,873,575
                                                            ---------
                                                            3,943,974
                                                            ---------

			Housing Authority Paanau Project - 0.24%
        395,000               7.250%,     04/01/12            395,312
                                                            ---------

		Maui County
			General Obligation Bonds - 1.27%
      1,000,000               5.000%,     07/01/23          1,064,770
      1,000,000               5.000%,     07/01/24          1,059,870
                                                            ---------
                                                            2,124,640
                                                            ---------

      Total Hawaii Municipal Bonds (Cost $167,100,249)    163,780,189
                                                          -----------

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

                      VIRGIN ISLANDS MUNICIPAL BONDS - 0.22%
                      ------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.06%
$        90,000               7.300%,     10/01/18    $       105,383
                                                              -------

			Public Finance Authority, Series A - 0.16%
        250,000               5.000%,     07/01/14            261,677
                                                              -------

      Total Virgin Islands Municipal Bonds (Cost $346,603)    367,060
                                                              -------


      Total Investments (Cost $167,446,852) (a) 97.81%    164,147,249
      Other Assets Less Liabilities              2.19%      3,666,970
                                               ------     -----------
      Net Assets                               100.00%  $ 167,814,219
                                               ======     ===========

      (a)  Aggregate cost for federal income tax purposes is $167,265,336.


At March 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation           $ 1,500,682
                  Gross unrealized (depreciation)          (4,618,769)
                                                           ----------
                  Net unrealized (depreciation)           $(3,118,087)
                                                           ==========

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                          Municipal
                                                            Fund
ASSETS                                                    ---------
   Investments at market value
     (Identified cost $167,446,852) (Note 1 (A))         $164,147,249
   Cash                                                     1,313,462
   Interest receivable                                      2,709,814
   Subscriptions receivable                                    15,500
   Other assets                                                16,061
                                                          -----------
        Total assets                                      168,202,086
                                                          -----------

LIABILITIES
   Distributions payable                                      138,910
   Redemptions payable                                         95,037
   Management fee payable                                      71,214
   Administration fee payable                                   2,848
   Distribution Plan payable                                   21,364
   Shareholder Servicing fee payable                           14,243
   Transfer Agent fee payable                                   8,546
   Chief Compliance Officer fee payable                         5,733
   Accrued expenses                                            29,972
                                                          -----------
        Total liabilities                                     387,867
                                                          -----------

NET ASSETS                                               $167,814,219
                                                         ============
   	(Applicable to 16,003,681 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                      $10.49
                                                               ======

NET ASSETS
   At March 31, 2011, net assets consisted of:
     Paid-in capital                                     $171,605,494
     Undistributed net investment income                      193,804
     Accumulated net realized loss on investments            (685,476)
     Net unrealized depreciation                           (3,299,603)
                                                         ------------
                                                         $167,814,219
                                                         ============

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

                                                           Municipal
                                                              Fund
                                                           ---------
INVESTMENT INCOME
   Interest income                                         $4,036,777
                                                           ----------

   Expenses
     Management fee (Note 2)                                  426,215
     Distribution costs (Notes 2 and 3)                       127,865
     Transfer Agent fee (Note 2)                               51,145
     Shareholder Services fee (Note 2)                         85,242
     Administration fee (Note 2)                               17,047
     Accounting fee                                            34,448
     Legal and Audit fees                                      41,307
     Custodian fee                                              9,401
     Insurance                                                  4,186
     Registration fee                                           4,240
     Miscellaneous                                              3,904
     Chief Compliance Officer fee (Note 2)                     33,657
     Directors fee                                              3,231
                                                           ----------
     Total expenses                                           841,888
     Fee reductions (Note 5)                                   (2,876)
                                                           ----------
     Net expenses                                             839,012
                                                           ----------
        Net investment income                               3,197,765
                                                           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain from security transactions               598,104
   Change in unrealized depreciation of investments        (8,578,869)
                                                           ----------

        Net (loss) on investments                          (7,980,765)
                                                           ----------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $(4,783,000)
                                                          ===========

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------

                                   For The Six Months Ended   For The Year Ended
                                  March 31, 2011 (Unaudited)  September 30, 2010
                                  --------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                        $  3,197,765    $  5,984,525
     Net realized gain (loss) on investments           598,104         104,147
     Increase (Decrease) in unrealized
       appreciation (depreciation) of investments   (8,578,869)      2,576,463
                                                    ----------       ---------
        Net increase (decrease) in net assets
          resulting from operations                 (4,783,000)      8,665,135
                                                    ----------       ---------

   Distributions to shareholders from:
     Net investment income
        Investor Class ($.20 and $.37 per
          share, respectively)                      (3,172,568)     (5,880,797)
     Capital gains
	  Investor Class ($.00 and $.00 per
          share, respectively)                               -               -
                                                    ----------      ----------
        Total distributions to shareholders         (3,172,568)     (5,880,797)
                                                    ----------      ----------

   Capital share transactions (a)
     Increase (Decrease) in net assets resulting
        from capital share transactions             (2,162,771)      9,255,585
                                                    ----------       ---------

           Total increase (decrease) in net assets (10,118,339)     12,039,923

NET ASSETS
   Beginning of period                             177,932,558     165,892,635
                                                   -----------     -----------

   End of period (including undistributed net
     investment income of $193,804 and $168,607,
     respectively)                                $167,814,219    $177,932,558
                                                  ============    ============



	(a)  Summary of capital share activity follows:

                                   Investor Class           Investor Class
                             For The Six Months Ended     For The Year Ended
                             March 31, 2011(Unaudited)    September 30, 2010
                             -------------------------    ------------------
       			         Shares      Value       Shares       Value
                                 ------      -----       ------       -----
Shares sold                     506,253   $ 5,398,212   2,731,560   $29,496,727
   Shares issued on reinvestment
     of distributions           222,640     2,354,759     403,775     4,368,385
                                -------     ---------   ---------    ----------
                                728,893     7,752,971   3,135,335    33,865,112
   Shares redeemed             (941,750)   (9,915,742) (2,274,962)  (24,609,527)
                               --------    ----------  ----------   -----------
     Net increase (decrease)   (212,857)  $(2,162,771)    860,373   $ 9,255,585
                               ========   ===========  ==========   ===========

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
-------------------------------------------------------------------------

                                       INVESTOR CLASS
              For The Six Months Ended       Years Ended September 30,
              March 31, 2011 (Unaudited)   2010	   2009    2008    2007    2006
              --------------------------   ----    ----    ----    ----    ----
Net asset value
   Beginning of period	         $10.97  $10.80  $10.31  $10.88  $11.04  $11.10
                                 ------  ------  ------  ------  ------  ------

Income from investment operations
   Net investment income            .20     .37     .38     .39     .39     .40
   Net gain (loss) on securities
    (both realized and unrealized) (.48)    .17     .51    (.57)   (.16)   (.02)
                                  -----   -----   -----   -----   -----   -----
   Total from investment operations(.28)    .54     .89    (.18)    .23     .38
                                  -----   -----   -----   -----   -----   -----
Less distributions
   Dividends from
    net investment income          (.20)   (.37)   (.38)   (.39)   (.39)   (.40)
   Distributions from
    capital gains                     -       -    (.02)      -       -**  (.04)
                                  -----   -----   -----   -----   -----   -----
      Total distributions          (.20)   (.37)   (.40)   (.39)   (.39)   (.44)
                                  -----   -----   -----   -----   -----   -----
   End of period                 $10.49  $10.97  $10.80  $10.31  $10.88  $11.04
                                 ======  ======  ======  ======  ======  ======

Total return                      -2.58%+  5.12%   8.98%  -1.73%   2.14%   3.52%

Ratios/Supplemental Data
   Net assets, end of
    period (in 000's) $167,814  $177,933  $165,893  $150,059  $148,893 $151,852

   Ratio of expenses to average
      net assets (a)                .99%*  1.03%   1.05%   1.08%   1.02%   1.04%

   Ratio of net investment income to
      average net assets           3.75%*  3.49%   3.77%   3.54%   3.55%   3.64%

Portfolio turnover                10.08%+ 19.60%  25.90%  13.47%  15.66%  22.17%

*	Annualized
+	Not annualized
**	Less than $.01 per share

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor Class were .98%, 1.03%, 1.02%, 1.02%, .96%, and .90%, for the six months ended March 31, 2011 and for the years ended September 30, 2010, 2009, 2008, 2007, and 2006, respectively.


See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is currently authorized to offer one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and
economic developments.   If any such problems arise, they could adversely
affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

  (A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

	Description       Level 1       Level 2     Level 3       Total
	Municipal Bonds    $-0-      $164,147,249    $-0-      $164,147,249

	There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

  (B)	FEDERAL INCOME TAXES
	It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2010, the Hawaii Municipal Fund had a capital loss carryforward of $1,283,580 of which $1,162,876 expires in 2017 and $120,704 expires in
	2018.

	In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

	Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

	The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2010, open Federal tax years include the tax years ended September 30, 2007 - September 30, 2010. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund's financial statements.

  (C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

  (D)	USE OF ESTIMATES
	The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively. LFG also receives compensation for costs incurred by the Chief Compliance Officer.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $127,865 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.

(4)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2011, purchases and sales of securities aggregated $16,926,687 and $20,983,453, respectively, for the Hawaii Municipal Fund.

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets could have been employed to produce income. During the six months ended March 31, 2011, such reductions amounted to $2,876 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows: Custody fees, $2,876.

HAWAII MUNICIPAL FUND

March 31, 2011 (Unaudited)
-------------------------------------------------------------------------

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

	The tax character of distributions paid during the years ended September 30, 2010 and 2009 were as follows:

	                  Exempt-                 Long-Term
                  Interest    Ordinary     Capital        Total
                  Dividends    Income      Gains       Distributions
     Hawaii Municipal Fund
       2010       $5,880,797     $  -     $  -         $5,880,797
       2009       $5,638,587     $  -     $305,440*    $5,944,027

       *The Fund distributed on November 28, 2008, and designated, $305,440 as a long-term capital gain pursuant to Internal
       Revenue Code Section 852(b)(3).

	The tax character of distributable earnings at September 30, 2010 were as follows:

     Undistributed                                  Post   Unrealized    Total
    Ordinary Exempt-  Undistributed  Capital Loss  October Gain/   Distributable
    Interest Income   Capital Gains  Carryforwards Losses (Loss)**    Earnings
Hawaii
Municipal Fund
        $ -             $ -         $(1,283,580)    $ -   $5,447,873  $4,164,293


	**The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year-ended September 30, 2010, the Hawaii Municipal Fund's undistributed investment income was decreased by $66,758, and accumulated net realized loss on investments was decreased by $66,758.

(7)	NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about a.) transfers into and out of Levels 1 and 2, and b.) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.

(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of March 31, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.

HAWAII MUNICIPAL FUND INVESTOR CLASS

Shareholder Information (Unaudited)


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2009 and ending June 30, 2010.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

On January 19, 2011, the Board of Directors approved the establishment of the First Pacific Low Volatility Fund, a series of First Pacific Mutual Fund, Inc. The First Pacific Low Volatility Fund filed a registration statement with the Securities and Exchange Commission which was declared effective on May 16, 2011. A discussion regarding the Board of Directors' basis for approving the investment management contract of the First Pacific Low Volatility Fund follows.

     DISCLOSURE REGARDING APPROVAL OF THE MANAGEMENT AGREEMENT (UNAUDITED)
                        FIRST PACIFIC LOW VOLATILITY FUND

At a meeting held on January 19, 2011, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved an Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the First Pacific Low Volatility Fund (the "Portfolio"), a new series of First Pacific Mutual Fund, Inc., for a two year period ending September 30, 2012.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. The Directors received a variety of materials relating to the services to be provided by LFG, including the proposed portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services to be provided by LFG to the Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG including the Portfolio's proposed investment objective, strategy and policies; proposed management fee; expense comparisons; financial information regarding LFG; descriptions of various functions such as compliance monitoring and portfolio trading, brokerage and soft-dollar commission practices; and information about the experience and qualifications of the personnel who would provide investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the approval of the agreement with LFG representatives. In deciding to recommend the approval of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of the proposed portfolio management team and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage and advise the Portfolio.

Other Services. The Board considered, in connection with the performance of its investment management services to the Fund and the Portfolio, the following:
LFG's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services to be provided by LFG to the Portfolio under the Administrative Agreement.

3. Management Fees and Total Operating Expenses
The Board reviewed the proposed management fees and estimated total operating expenses of the Portfolio and compared such amounts with the industry average fees and expense levels of other comparable funds. The Board considered the advisory fee information for other LFG clients that are similarly managed to the Portfolio. The Board concluded that: the proposed management fees for the Portfolio are generally competitive with fees paid by comparable funds and LFG's other similarly managed clients; and the estimated expense ratio of the Portfolio is generally competitive with the expenses paid by comparable funds.

4. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board considered information regarding LFG's expected costs of providing services to the Portfolio, including LFG's payment of the legal fees for organizing and registering the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the estimated profit to LFG for investment management services seems reasonable based on the services to be provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board considered the proposed soft dollar arrangements for the Portfolio. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the proposed management fee for the Portfolio was reasonable in relation to the benefits to be derived by LFG from these relationships.

5. Conclusions
No single factor was determinative of the Board's decision to approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including a majority of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services to be provided and expenses to be incurred under the Agreement.

                             INVESTMENT MANAGER
                          Lee Financial Group Inc.
                     2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                                 DISTRIBUTOR
                       Lee Financial Securities, Inc.
                      2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                                FUND ACCOUNTANT
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                              Cincinnati, OH  45246

                                  CUSTODIAN
                               Union Bank, N.A.
                       350 California Street, 6th Floor
                       San Francisco, California  94104

                               LEGAL COUNSEL
                         Drinker Biddle & Reath LLP
                              One Logan Square
                                 Suite 2000
                    Philadelphia, Pennsylvania  19103-6996


                                TRANSFER AGENT
                      Lee Financial Recordkeeping, Inc.
                      2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or
	person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial
	reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)   Not applicable.
      (a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are furnished herewith.
      (a)(3)   Not applicable.
      (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Pacific Mutual Fund, Inc.
                      -------------------------------

By (Signature and Title)*     /s/ Terrence K.H. Lee
                             -----------------------
                             Terrence K.H. Lee, President and CEO
                             (principal executive officer)

Date           May 26, 2011
               ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Terrence K.H. Lee
                             -----------------------
                             Terrence K.H. Lee, President and CEO
                             (principal executive officer)


By (Signature and Title)*     /s/ Nora B. Simpson
                             ---------------------
                             Nora B. Simpson, Treasurer
                             (principal financial officer)

Date          May 26, 2011
              ------------
*Print the name and title of each signing officer under his or her signature.